ASSET ACQUISITION (Tables)	6 Months Ended
Jun. 30, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
SCHEDULE OF PRO FORMA FINANCIAL INFORMATION
	Six Months Ended
	June 30, 2024	June 30, 2023
Net revenue	$6,209,000	9,530,000
Operating loss from continuing operations	(9,350,000)	(6,142,000)
Net loss	(9,690,000)	(7,085,000)